EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.5%
	AUTO LOAN — 4.6%
1,925,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$1,950,025
1,000,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	998,630
700,000	GM Financial Consumer Automobile Receivables Trust		1.2800	01/19/27	703,367
835,000	Tesla Auto Lease Trust 2021-A(a)		0.5600	03/20/25	836,934
1,150,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	1,184,199
					5,673,155
	OTHER ABS — 1.9%
2,350,000	PFS Financing Corporation(a)		0.9700	02/15/26	2,365,048

	TOTAL ASSET BACKED SECURITIES (Cost $8,034,893)				8,038,203

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0%
	ASSET MANAGEMENT — 2.0%
685,000	Charles Schwab Corporation (The)(b)	SOFRRATE + 0.520%	0.5700	05/13/26	690,189
1,650,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	06/01/26	1,724,250
					2,414,439
	AUTOMOTIVE — 1.0%
1,200,000	Dana, Inc.		4.2500	09/01/30	1,235,639

	BANKING — 9.5%
2,675,000	Bank of America Corporation(b)	US0003M + 0.870%	2.4560	10/22/25	2,796,208
1,000,000	First Horizon Corporation		4.0000	05/26/25	1,091,851
2,800,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	2,807,294
2,350,000	National Bank of Canada(b)	H15T1Y + 0.400%	0.5500	11/15/24	2,345,693
1,360,000	Royal Bank of Canada		1.1500	07/14/26	1,349,981
1,150,000	Synovus Financial Corporation		3.1250	11/01/22	1,176,248
					11,567,275
	BIOTECH & PHARMA — 1.1%
1,050,000	Zoetis, Inc.		4.7000	02/01/43	1,335,188

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,100,000	Waste Management, Inc.		2.5000	11/15/50	$1,017,680

	ELEC & GAS MARKETING & TRADING — 1.0%
1,200,000	Southern Power Company		0.9000	01/15/26	1,177,302

	ELECTRIC UTILITIES — 14.9%
1,125,000	AES Corporation (The)		1.3750	01/15/26	1,110,516
1,875,000	Avangrid, Inc.		3.1500	12/01/24	1,999,242
1,800,000	Dominion Energy, Inc.		2.2500	08/15/31	1,790,759
1,150,000	DTE Electric Company		3.9500	03/01/49	1,356,208
1,320,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,365,105
245,000	Georgia Power Company		3.2500	04/01/26	262,803
900,000	Interstate Power and Light Company		3.5000	09/30/49	980,665
1,225,000	MidAmerican Energy Company		4.2500	07/15/49	1,513,980
2,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,229,220
810,000	NextEra Energy Capital Holdings, Inc.(b)	SOFRRATE + 0.540%	0.5900	03/01/23	813,695
1,250,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,402,990
1,150,000	Northern States Power Company		2.9000	03/01/50	1,155,344
1,100,000	TerraForm Power Operating, LLC(a)		5.0000	01/31/28	1,183,875
1,275,000	Wisconsin Power and Light Company		1.9500	09/16/31	1,254,328
					18,418,730
	ELECTRICAL EQUIPMENT — 0.8%
1,000,000	Acuity Brands Lighting, Inc.		2.1500	12/15/30	976,180

	ENGINEERING & CONSTRUCTION — 3.2%
920,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	967,007
875,000	MasTec, Inc.(a)		4.5000	08/15/28	914,375
1,900,000	Quanta Services, Inc. Class B		2.9000	10/01/30	1,964,753
					3,846,135
	FOOD — 1.1%
1,000,000	Conagra Brands, Inc.		5.4000	11/01/48	1,327,229

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.6%
750,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	$779,063

	HOME CONSTRUCTION — 0.8%
1,000,000	Masco Corporation		1.5000	02/15/28	972,896

	INDUSTRIAL SUPPORT SERVICES — 0.6%
750,000	United Rentals North America, Inc.		3.8750	11/15/27	786,563

	INSTITUTIONAL FINANCIAL SERVICES — 4.7%
1,400,000	Lazard Group, LLC		4.3750	03/11/29	1,585,645
2,800,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	2,794,807
1,400,000	Nasdaq, Inc.		3.2500	04/28/50	1,411,150
					5,791,602
	INSURANCE — 3.9%
1,600,000	Aflac, Inc.		1.1250	03/15/26	1,599,558
1,225,000	Athene Holding Ltd.		3.5000	01/15/31	1,311,429
1,925,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,933,322
					4,844,309
	INTERNET MEDIA & SERVICES — 0.9%
1,000,000	VeriSign, Inc.		4.7500	07/15/27	1,053,150

	MACHINERY — 1.6%
2,000,000	Xylem, Inc./NY		1.9500	01/30/28	2,012,372

	REAL ESTATE INVESTMENT TRUSTS — 7.9%
1,450,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,598,907
2,250,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,216,462
700,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	711,375
1,515,000	Prologis, L.P.		1.2500	10/15/30	1,418,275
1,230,000	Public Storage(b)	SOFRRATE + 0.470%	0.5200	04/23/24	1,231,982
500,000	Sabra Health Care, L.P.		5.1250	08/15/26	560,186
1,875,000	Welltower, Inc.		2.7000	02/15/27	1,980,785
					9,717,972

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	RETAIL - DISCRETIONARY — 0.9%
1,000,000	AutoZone, Inc.		3.7500	04/18/29	$1,110,770

	SEMICONDUCTORS — 1.7%
250,000	NVIDIA Corporation		3.5000	04/01/50	279,839
1,750,000	NXP BV / NXP Funding, LLC / NXP USA, Inc. B(a)		2.5000	05/11/31	1,765,471
					2,045,310
	TECHNOLOGY SERVICES — 2.3%
1,000,000	Verisk Analytics, Inc.		5.5000	06/15/45	1,337,701
1,625,000	Visa, Inc.		0.7500	08/15/27	1,582,368
					2,920,069
	WHOLESALE - CONSUMER STAPLES — 1.7%
2,125,000	Sysco Corporation		2.4000	02/15/30	2,157,121

	TOTAL CORPORATE BONDS (Cost $78,579,733)				77,506,994

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1%
	COMBINED UTILITIES — 1.0%
1,000,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,216,372

	MULTI-FAMILY HOUSING — 0.7%
250,000	Maine State Housing Authority		0.4000	11/15/24	249,083
500,000	New York City Housing Development Corporation		0.6500	11/01/25	497,152
100,000	New York State Housing Finance Agency		0.7000	11/01/25	99,431
					845,666
	SINGLE-FAMILY HOUSING — 0.8%
482,801	Minnesota Housing Finance Agency		1.5800	02/01/51	480,566
480,000	Texas Department of Housing & Community Affairs		0.5000	07/01/24	479,240
					959,806
	WATER AND SEWER — 1.6%
2,000,000	City of Aurora, CO Water Revenue		2.6260	08/01/41	1,960,107

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1% (Continued)
	TOTAL MUNICIPAL BONDS (Cost $5,047,512)			$4,981,951

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.5%
	SUPRANATIONAL — 1.5%
1,700,000	European Investment Bank	2.5000	10/15/24	1,799,257

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,808,590)			1,799,257

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.6%
	AGENCY FIXED RATE — 18.7%
337,333	Fannie Mae Pool FM5377	4.0000	03/01/34	357,344
1,254,790	Fannie Mae Pool MA4122	1.5000	09/01/35	1,268,036
1,715,298	Fannie Mae Pool MA4260	1.5000	02/01/36	1,733,790
1,407,555	Fannie Mae Pool BO9355	3.0000	03/01/50	1,477,978
1,168,435	Fannie Mae Pool BP5878	2.5000	06/01/50	1,205,825
1,857,716	Fannie Mae Pool MA4120	2.5000	09/01/50	1,916,581
1,639,921	Fannie Mae Pool FM4720	3.0000	10/01/50	1,742,417
1,536,873	Fannie Mae Pool MA4306	2.5000	04/01/51	1,585,571
1,038,793	Fannie Mae Pool MA4307	3.0000	04/01/51	1,086,977
1,012,914	Freddie Mac Pool QN5018	2.0000	01/01/36	1,050,822
1,253,177	Freddie Mac Pool SD8090	2.0000	09/01/50	1,257,054
1,098,908	Freddie Mac Pool SD8091	2.5000	09/01/50	1,133,807
1,725,629	Freddie Mac Pool SD8122	2.5000	01/01/51	1,780,308
2,026,921	Freddie Mac Pool SD8128	2.0000	02/01/51	2,033,193
2,038,359	Freddie Mac Pool SD8129	2.5000	02/01/51	2,102,946
1,271,352	Freddie Mac Pool RA5696	2.5000	08/01/51	1,311,982
				23,044,631
	GOVERNMENT OWNED, NO GUARANTEE — 2.2%
500,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	499,853
1,250,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	1,241,034

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.6% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 2.2% (Continued)
1,000,000	Federal National Mortgage Association	0.8750	08/05/30	$941,046
				2,681,933
	GOVERNMENT SPONSORED — 1.7%
1,600,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	1,587,634
500,000	Federal Farm Credit Banks Funding Corporation	0.3900	07/14/25	495,228
				2,082,862
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $28,173,973)			27,809,426

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
106,060	First American Government Obligations Fund, Class U, 0.03% (Cost $106,060)(c)			106,060

	TOTAL INVESTMENTS - 97.8% (Cost $121,750,761)			$120,241,891
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%			2,663,538
	NET ASSETS - 100.0%			$122,905,429

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 11,456,470 or 9.3% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.4%
	ADVERTISING & MARKETING - 1.0%
62,300	ZoomInfo Technologies, Inc., Class A(a)	$3,812,137

	APPAREL & TEXTILE PRODUCTS - 1.0%
60,100	VF Corporation	4,026,099

	AUTOMOTIVE - 0.9%
46,400	Magna International, Inc.	3,491,136

	BANKING - 9.3%
236,400	First Horizon Corporation	3,850,956
59,200	First Republic Bank	11,418,496
162,306	Live Oak Bancshares, Inc.	10,327,531
31,200	Signature Bank	8,495,136
79,600	Synovus Financial Corporation	3,493,644
		37,585,763
	BIOTECH & PHARMA - 1.0%
19,900	Zoetis, Inc.	3,863,386

	CHEMICALS - 3.6%
326,366	Element Solutions, Inc.	7,075,615
28,200	RPM International, Inc.	2,189,730
18,500	Sherwin-Williams Company (The)	5,175,005
		14,440,350
	COMMERCIAL SUPPORT SERVICES - 2.0%
21,100	Cintas Corporation	8,031,926

	CONSTRUCTION MATERIALS - 1.6%
58,078	Advanced Drainage Systems, Inc.	6,282,297

	DIVERSIFIED INDUSTRIALS - 2.3%
128,000	Pentair plc	9,296,640

	ELECTRIC UTILITIES - 5.7%
88,600	Brookfield Renewable Corporation	3,438,566

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.4% (Continued)
	ELECTRIC UTILITIES - 5.7% (Continued)
253,400	Clearway Energy, Inc.	$7,670,418
154,500	NextEra Energy Partners, L.P.	11,643,120
		22,752,104
	ELECTRICAL EQUIPMENT - 9.2%
12,800	Generac Holdings, Inc.(a)	5,230,976
493,400	nVent Electric plc	15,951,622
11,700	Roper Technologies, Inc.	5,219,721
59,300	Trane Technologies PLC	10,238,145
		36,640,464
	GAS & WATER UTILITIES - 1.4%
34,100	American Water Works Company, Inc.	5,764,264

	HOME CONSTRUCTION - 3.3%
93,693	DR Horton, Inc.	7,867,401
141,700	KB Home	5,514,964
		13,382,365
	INDUSTRIAL REIT - 4.0%
79,900	Prologis, Inc.	10,021,857
105,900	Rexford Industrial Realty, Inc.	6,009,825
		16,031,682
	INFRASTRUCTURE REIT - 4.3%
52,400	Crown Castle International Corporation	9,081,968
23,800	SBA Communications Corporation	7,867,566
		16,949,534
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
61,900	Nasdaq, Inc.	11,947,938

	MACHINERY - 1.6%
31,200	IDEX Corporation	6,456,840

	MEDICAL EQUIPMENT & DEVICES - 7.3%
101,000	Agilent Technologies, Inc.	15,910,530
67,100	STERIS plc	13,707,188
		29,617,718

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.4% (Continued)
	OFFICE REIT - 1.3%
26,800	Alexandria Real Estate Equities, Inc.	$5,120,676

	RESIDENTIAL REIT - 2.3%
119,000	Equity LifeStyle Properties, Inc.	9,293,900

	SEMICONDUCTORS - 6.9%
120,200	Entegris, Inc.	15,133,180
29,900	KLA Corporation	10,001,849
15,000	Skyworks Solutions, Inc.	2,471,700
		27,606,729
	SOFTWARE - 3.9%
89,700	Dynatrace, Inc.(a)	6,366,009
30,900	Synopsys, Inc.(a)	9,251,769
		15,617,778
	SPECIALTY REIT - 2.8%
212,200	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,348,456

	TECHNOLOGY HARDWARE - 1.7%
44,900	Garmin Ltd.	6,980,154

	TECHNOLOGY SERVICES - 1.7%
19,600	Jack Henry & Associates, Inc.	3,215,576
17,000	Verisk Analytics, Inc.	3,404,590
		6,620,166
	TRANSPORTATION & LOGISTICS - 3.5%
49,200	Old Dominion Freight Line, Inc.	14,070,216

	WHOLESALE - CONSUMER STAPLES - 1.2%
59,400	Sysco Corporation	4,662,900

	WHOLESALE - DISCRETIONARY - 1.6%
14,800	Pool Corporation	6,429,268

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	COMMON STOCKS — 89.4% (Continued)
	TOTAL COMMON STOCKS (Cost $307,513,411)			$358,122,886

Shares				Fair Value
	PREFERRED STOCKS — 5.1%
	AUTOMOTIVE - 2.3%
55,500	Aptiv plc			9,368,299

	ELECTRIC UTILITIES - 2.8%
78,500	AES Corporation (The)			7,567,400
76,650	Algonquin Power & Utilities Corporation			3,711,393
				11,278,793

	TOTAL PREFERRED STOCKS (Cost $19,865,185)			20,647,092

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 2.8%
	MEDICAL EQUIPMENT & DEVICES — 1.0%
3,815,000	Exact Sciences Corporation	0.3750	03/01/28	4,114,706

	SOFTWARE — 1.8%
3,945,000	Palo Alto Networks, Inc.	0.7500	07/01/23	7,179,506

	TOTAL CONVERTIBLE BONDS (Cost $10,007,159)			11,294,212

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.3%
	ASSET MANAGEMENT — 0.3%
1,100,000	Calvert Impact Capital, Inc.(b)	0.5000	11/15/21	1,100,000

	TOTAL CORPORATE BONDS (Cost $1,100,000)			1,100,000

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
102,534	Fidelity Government Portfolio, Institutional Class, 0.01%(c)	$102,534
5,291,887	First American Government Obligations Fund, Class U, 0.03%(c)	5,291,887
	TOTAL MONEY MARKET FUNDS (Cost $5,394,421)	5,394,421

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,394,421)	5,394,421

	TOTAL INVESTMENTS - 98.9% (Cost $343,880,176)	$396,558,611
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	4,580,512
	NET ASSETS - 100.0%	$401,139,123

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $1,100,000, representing 0.3% of net assets.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.1%
	ADVERTISING & MARKETING - 8.2%
66,430	Trade Desk, Inc. (The), Class A(a)	$4,670,029
114,801	ZoomInfo Technologies, Inc., Class A(a)	7,024,673
		11,694,702
	BIOTECH & PHARMA - 1.8%
77,364	TransMedics Group, Inc.(a)	2,559,975

	E-COMMERCE DISCRETIONARY - 5.8%
78,198	Global-e Online Ltd.(a)	5,614,617
10,477	Wayfair, Inc., Class A(a)	2,676,978
		8,291,595
	INDUSTRIAL INTERMEDIATE PROD - 3.2%
77,802	Xometry, Inc.(a)	4,486,841

	INTERNET MEDIA & SERVICES - 3.9%
29,962	Fiverr International Ltd.(a)	5,473,458

	REAL ESTATE SERVICES - 1.4%
153,031	Compass, Inc.(a)	2,029,191

	RENEWABLE ENERGY - 2.9%
148,160	Shoals Technologies Group, Inc.(a)	4,130,701

	SEMICONDUCTORS - 17.2%
47,499	Entegris, Inc.	5,980,123
7,998	KLA Corporation	2,675,411
3,446	Lam Research Corporation	1,961,291
58,447	Lattice Semiconductor Corporation(a)	3,778,599
8,959	Monolithic Power Systems, Inc.	4,342,248
19,137	Silicon Laboratories, Inc.(a)	2,682,242
17,647	Skyworks Solutions, Inc.	2,907,873
		24,327,787
	SOFTWARE - 43.2%
15,285	Crowdstrike Holdings, Inc., Class A(a)	3,756,747
31,104	Datadog, Inc.(a)	4,396,550

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	COMMON STOCKS — 97.1% (Continued)
	SOFTWARE - 43.2% (Continued)
4,819	DocuSign, Inc.(a)			$1,240,555
103,267	Dynatrace, Inc.(a)			7,328,860
64,015	Five9, Inc.(a)			10,225,757
4,404	HubSpot, Inc.(a)			2,977,500
3,355	MongoDB, Inc.(a)			1,581,916
50,500	nCino, Inc.(a)			3,587,015
64,410	Outset Medical, Inc.(a)			3,184,430
10,150	Palo Alto Networks, Inc.(a)			4,861,850
13,308	RingCentral, Inc., Class A(a)			2,894,490
30,131	Smartsheet, Inc., Class A(a)			2,073,615
34,976	Sprout Social, Inc., Class A(a)			4,265,323
14,857	Synopsys, Inc.(a)			4,448,334
7,490	Twilio, Inc., Class A(a)			2,389,685
39,000	UiPath, Inc.(a)			2,051,790
				61,264,417
	TECHNOLOGY HARDWARE - 2.2%
60,597	Ciena Corporation(a)			3,111,656

	TECHNOLOGY SERVICES - 7.3%
120,047	Dlocal Ltd./Uruguay(a)			6,549,765
49,614	Shift4 Payments, Inc.(a)			3,846,077
				10,395,842

	TOTAL COMMON STOCKS (Cost $114,296,010)			137,766,165

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.2%
	ASSET MANAGEMENT — 0.2%
318,000	Calvert Impact Capital, Inc.(b)	0.5000	11/15/21	318,000

	TOTAL CORPORATE BONDS (Cost $318,000)			318,000

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
300,011	Fidelity Government Portfolio, Institutional Class, 0.01%(c)	$300,011
1,810,769	First American Government Obligations Fund, Class U, 0.03%(c)	1,810,769
	TOTAL MONEY MARKET FUNDS (Cost $2,110,780)	2,110,780

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,110,780)	2,110,780

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
858	Five9, Inc.	IB	10/15/2021	$180	$13,705,692	$120,120
230	Five9, Inc.	IB	11/19/2021	180	3,674,020	80,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $356,506)					200,620

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $356,506)					200,620

	TOTAL INVESTMENTS - 98.9% (Cost $117,081,296)					$140,395,565
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%					1,600,313
	NET ASSETS - 100.0%					$141,995,878

IB	- Interactive Brokers

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $318,000, representing 0.2% of net assets.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8%
	ADVERTISING & MARKETING - 5.9%
2,690,000	Trade Desk, Inc. (The), Class A(a)	$189,107,000
1,943,000	ZoomInfo Technologies, Inc., Class A(a)	118,892,170
		307,999,170
	ASSET MANAGEMENT - 0.0%(b)
590,602	Entasis Therapeutics Holdings, Inc.(a)	1,972,611

	AUTOMOTIVE - 2.6%
537,000	Aptiv plc(a)	79,996,890
718,000	Magna International, Inc.	54,022,320
		134,019,210
	BIOTECH & PHARMA - 8.1%
119,000	Argenx S.E. - ADR(a)	35,938,000
1,123,000	Ascendis Pharma A/S - ADR(a)	178,994,970
765,000	Biohaven Pharmaceutical Holding Company Ltd.(a)	106,266,151
1,344,376	Collegium Pharmaceutical, Inc.(a)	26,537,982
618,646	Essa Pharma, Inc.(a)	4,949,170
600,000	Phathom Pharmaceuticals, Inc.(a)	19,260,000
1,262,238	Pliant Therapeutics, Inc.(a)	21,306,577
1,574,013	Praxis Precision Medicines, Inc.(a)	29,103,500
		422,356,350
	COMMERCIAL SUPPORT SERVICES - 4.4%
262,000	Cintas Corporation	99,732,920
727,500	Rollins, Inc.	25,702,575
804,000	Waste Connections, Inc.	101,247,720
		226,683,215
	CONSUMER SERVICES - 0.5%
800,000	Coursera, Inc.(a)	25,320,000

	E-COMMERCE DISCRETIONARY - 2.1%
400,000	Global-e Online Ltd.(a)	28,720,000
324,000	Wayfair, Inc., Class A(a)	82,785,240
		111,505,240
	ELECTRIC UTILITIES - 3.9%
775,019	Brookfield Renewable Corporation	30,078,487

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	ELECTRIC UTILITIES - 3.9% (Continued)
1,236,000	Brookfield Renewable Partners, L.P.	$45,620,760
1,000,000	Clearway Energy, Inc.	30,270,000
1,305,500	NextEra Energy Partners, L.P.	98,382,480
		204,351,727
	ELECTRICAL EQUIPMENT - 8.6%
359,000	Cognex Corporation	28,798,980
303,000	Generac Holdings, Inc.(a)	123,827,010
95,000	Lennox International, Inc.	27,946,150
280,000	Novanta, Inc.(a)	43,260,000
293,000	Roper Technologies, Inc.	130,716,090
538,000	Trane Technologies plc	92,885,700
		447,433,930
	FOOD - 1.3%
152,593	Beyond Meat, Inc.(a)	16,061,939
2,950,000	Vital Farms, Inc.(a),(c)	51,831,500
		67,893,439
	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
882,000	Trex Company, Inc.(a)	89,902,260

	HOME CONSTRUCTION - 1.4%
902,000	DR Horton, Inc.	75,740,940

	INDUSTRIAL INTERMEDIATE PROD - 0.7%
665,000	Xometry, Inc.(a)	38,350,550

	INFRASTRUCTURE REIT - 0.8%
235,000	Crown Castle International Corporation	40,730,200

	INTERNET MEDIA & SERVICES - 2.7%
667,000	Fiverr International Ltd.(a)	121,847,560
1,098,246	MediaAlpha, Inc.(a)	20,515,235
		142,362,795

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	LEISURE PRODUCTS - 1.1%
690,000	YETI Holdings, Inc.(a)	$59,126,100

	MEDICAL EQUIPMENT & DEVICES - 7.6%
787,000	Exact Sciences Corporation(a)	75,119,150
240,000	IDEXX Laboratories, Inc.(a)	149,256,000
25,000	Intuitive Surgical, Inc.(a)	24,853,750
112,000	Mettler-Toledo International, Inc.(a)	154,264,320
		403,493,220
	REAL ESTATE SERVICES - 0.7%
2,912,532	Compass, Inc.(a)	38,620,174

	RENEWABLE ENERGY - 0.9%
1,756,900	Shoals Technologies Group, Inc.(a)	48,982,372

	RETAIL - DISCRETIONARY - 1.9%
489,000	Lowe’s Companies, Inc.	99,198,540

	SEMICONDUCTORS - 7.7%
172,000	ASML Holding N.V. - ADR	128,158,920
492,000	Entegris, Inc.	61,942,800
201,000	Lam Research Corporation	114,399,150
68,500	Monolithic Power Systems, Inc.	33,200,580
117,400	Skyworks Solutions, Inc.	19,345,172
410,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	45,776,500
		402,823,122
	SOFTWARE - 24.5%
778,000	Crowdstrike Holdings, Inc., Class A(a)	191,216,840
454,000	Datadog, Inc.(a)	64,172,900
2,544,941	Dynatrace, Inc.(a)	180,614,463
1,405,000	Five9, Inc.(a)	224,434,700
233,533	HubSpot, Inc.(a)	157,889,326
86,000	MongoDB, Inc.(a)	40,549,860
612,000	nCino, Inc.(a)	43,470,360
141,837	Palo Alto Networks, Inc.(a)	67,939,923

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	SOFTWARE - 24.5% (Continued)
134,000	RingCentral, Inc., Class A(a)	$29,145,000
634,000	Smartsheet, Inc., Class A(a)	43,631,880
960,943	Sprout Social, Inc., Class A(a)	117,186,999
386,000	Twilio, Inc., Class A(a)	123,153,300
		1,283,405,551
	SPECIALTY REIT - 0.6%
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,959,800

	TECHNOLOGY HARDWARE - 0.3%
267,000	Ciena Corporation(a)	13,710,450

	TECHNOLOGY SERVICES - 1.1%
385,000	Dlocal Ltd./Uruguay(a)	21,005,600
196,000	Verisk Analytics, Inc.	39,252,920
		60,258,520
	TRANSPORTATION & LOGISTICS - 2.7%
220,000	GXO Logistics, Inc.(a)	17,256,800
378,000	Old Dominion Freight Line, Inc.	108,100,440
220,000	XPO Logistics, Inc.(a)	17,507,600
		142,864,840
	WHOLESALE - DISCRETIONARY - 2.0%
237,000	Pool Corporation	102,955,170

	TOTAL COMMON STOCKS (Cost $2,540,663,059)	5,026,019,496

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(d),(e),(f),(g)	4,501,519

	TOTAL CONTINGENT VALUE RIGHTS (Cost $ —)	4,501,519

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 0.5%
	HEALTH CARE - 0.5%
179,406	Beta Bionic Series B/B2(a),(d),(e),(f),(g)	$27,269,712

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $27,400,031)	27,269,712

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
27,570,000	Calvert Impact Capital, Inc.(d)	0.5000	11/15/21	27,570,000
15,000,000	Calvert Impact Capital, Inc.(d)	1.7500	11/15/21	15,000,000
15,000,000	Calvert Impact Capital, Inc.(d)	1.0000	11/15/22	15,000,000
	TOTAL CORPORATE BONDS (Cost $57,570,000)			57,570,000

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
10,799,281	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $10,799,281)(h)	10,799,281

	TOTAL INVESTMENTS - 97.7% (Cost $2,636,432,371)	$5,126,160,008
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%	119,742,470
	NET ASSETS - 100.0%	$5,245,902,478

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated Company — Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(d)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $89,341,231, representing 1.7% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Private investment.

(g)	Restricted security.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2021.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	UNFUNDED COMMITMENT — 0.3%
	ASSET MANAGEMENT - 0.3%
700,000	Montes Archimedes Acquisition Corporation(a),(b),(c)	$6,217,750

	TOTAL UNFUNDED COMMITMENT (Cost $7,000,000)	6,217,750

	COMMON STOCKS — 76.7%
	BIOTECH & PHARMA - 65.7%
1,137,092	89bio, Inc.(a),(d)	22,275,632
1,311,990	ADC Therapeutics S.A.(a)	35,633,648
630,000	Allakos, Inc.(a)	66,698,100
2,531,628	Annexon, Inc.(a),(d)	47,113,597
214,000	Argenx S.E. - ADR(a)	64,628,000
625,648	Ascendis Pharma A/S - ADR(a)	99,722,034
1,163,471	Bicycle Therapeutics plc - ADR(a)	48,388,759
560,000	Biohaven Pharmaceutical Holding Company Ltd.(a)	77,789,600
356,000	Blueprint Medicines Corporation(a)	36,600,360
534,000	Bolt Biotherapeutics, Inc.(a)	6,755,100
1,670,399	Cardiff Oncology, Inc.(a)	11,124,857
1,128,000	Celldex Therapeutics, Inc.(a)	60,900,720
1,040,000	ChemoCentryx, Inc.(a)	17,784,000
1,285,217	Collegium Pharmaceutical, Inc.(a)	25,370,184
719,000	Cullinan Oncology, Inc.(a)	16,227,830
400,000	Deciphera Pharmaceuticals, Inc.(a)	13,592,000
400,000	Design Therapeutics, Inc.(a)	5,876,000
600,000	DICE Therapeutics, Inc.(a)	19,650,000
1,562,454	Essa Pharma, Inc.(a)	12,499,634
2,257,352	Freeline Therapeutics Holdings plc Series C - ADR(a),(d)	7,765,291
178,000	Guardant Health, Inc.(a)	22,251,780
4,950,000	Immunovant, Inc.(a)	43,015,500
665,681	KalVista Pharmaceuticals, Inc.(a)	11,616,133
748,000	Karuna Therapeutics, Inc.(a)	91,502,840

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 76.7% (Continued)
	BIOTECH & PHARMA - 65.7% (Continued)
1,361,044	Kura Oncology, Inc.(a)	$25,492,354
129,471	Mirati Therapeutics, Inc.(a)	22,904,715
235,000	Neurocrine Biosciences, Inc.(a)	22,538,850
1,200,000	Nurix Therapeutics, Inc.(a)	35,952,000
724,972	ORIC Pharmaceuticals, Inc.(a)	15,159,165
244,925	Pharvaris BV(a)	4,224,956
921,000	Pliant Therapeutics, Inc.(a)	15,546,480
2,236,586	Praxis Precision Medicines, Inc.(a),(d)	41,354,475
1,250,000	Prometheus Biosciences, Inc.(a)	29,637,500
2,370,975	Sutro Biopharma, Inc.(a),(d)	44,787,718
1,165,000	Syndax Pharmaceuticals, Inc.(a)	22,263,150
850,000	Talaris Therapeutics, Inc.(a)	11,526,000
5,227,376	Trillium Therapeutics, Inc.(a)	91,792,723
578,000	Turning Point Therapeutics, Inc.(a)	38,396,540
1,122,617	VectivBio Holding A.G.(a)	8,672,216
506,000	Xencor, Inc.(a)	16,525,960
529,000	Zentalis Pharmaceuticals, Inc.(a)	35,252,560
3,729,189	Zymeworks, Inc.(a),(d)	108,295,649
		1,455,104,610
	MEDICAL EQUIPMENT & DEVICES - 11.0%
682,271	908 Devices, Inc.(a)	22,187,453
164,400	Agilent Technologies, Inc.	25,897,932
1,776,000	Butterfly Network, Inc.(a)	18,541,440
703,000	Exact Sciences Corporation(a)	67,101,350
41,700	IDEXX Laboratories, Inc.(a)	25,933,230
14,500	Mettler-Toledo International, Inc.(a)	19,971,720
119,000	Repligen Corporation(a)	34,389,810
651,000	Veracyte, Inc.(a)	30,238,950
		244,261,885

	TOTAL COMMON STOCKS (Cost $1,298,989,183)	1,699,366,495

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(b),(c),(e),(f)	$1,727,930

	TOTAL CONTINGENT VALUE RIGHTS (Cost $ —)	1,727,930

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 10.0%
	HEALTH CARE - 10.0%
4,643,043	Arch Oncology, Inc. Series C1(a),(b),(c),(e),(f)	5,654,762
122,828	Beta Bionic Series B/B2(a),(b),(c),(e),(f)	18,669,856
295,276	BioSplice Therapeutics(a),(b),(c),(e),(f)	14,250,020
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)	3,562,500
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)	3,562,500
721,145	Cullinan Oncology, LLC Series C(a),(b),(c)	15,462,431
642,731	DiCE Molecules Series C(a),(b),(c)	19,996,968
307,516	DiCE Molecules Series C1(a),(b),(c)	9,567,592
321,365	DiCE Molecules Series C2(a),(b),(c)	9,998,469
1,097,561	Flare Therapeutics, Inc. Series A(a),(b),(c),(e),(f)	1,042,683
1,228,304	Freeline Therapeutics Ltd. Series C(a),(b),(c),(d)	4,014,097
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	5,600,000
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	9,491,525
763,319	Kojin Therapeutics, Inc. Series A-1(a),(b),(c),(e),(f)	1,424,998
8,718,446	LEXEO Therapeutics Series B(a),(b),(c),(d),(e),(f)	14,250,300
1,017,770	Prometheus Biosciences, Inc. Series D(a),(b),(c),(d)	22,924,760
1,446,262	Prometheus Biosciences, Inc. Series D1(a),(b),(c),(d)	32,576,328
1,017,770	Prometheus Laboratories, Inc.(a),(b),(c),(d),(e),(f)	667,148
711,092	Talaris Therapeutics, Inc. Series B(a),(b),(c)	9,160,287
3,660,670	Turnstone Biologics Inc. Series D(a),(b),(c),(e),(f)	9,499,999
1,216,427	VectivBio A.G. Series A-2(a),(b),(c),(d)	8,927,054
		220,304,277

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $163,978,373)	220,304,277

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
3,117,081	Fidelity Government Portfolio, Institutional Class, 0.01%(g)	$3,117,081
139,693,185	First American Government Obligations Fund, Class U, 0.03%(g)	139,693,185
	TOTAL MONEY MARKET FUNDS (Cost $142,810,266)	142,810,266

	TOTAL SHORT-TERM INVESTMENTS (Cost $142,810,266)	142,810,266

	TOTAL INVESTMENTS - 93.6% (Cost $1,612,777,822)	$2,070,426,718
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%	142,690,215
	NET ASSETS - 100.0%	$2,213,116,933

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $228,249,957, representing 10.3% of net assets.

(c)	Restricted security.

(d)	Affiliated Company — Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Private investment.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2021.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 10.0%
	AUTO LOAN — 8.3%
2,350,000	CarMax Auto Owner Trust 2020-4	1.3000	08/17/26	$2,380,551
1,000,000	CarMax Auto Owner Trust 2021-2	1.3400	02/16/27	998,630
1,500,000	CarMax Auto Owner Trust 2021-2 Series 21-2 D	1.5500	10/15/27	1,495,044
2,750,000	GM Financial Consumer Automobile Receivables Trust 2021-2	0.5100	04/16/26	2,754,103
1,000,000	Tesla Auto Lease Trust 2021-A(a)	1.1800	03/20/25	999,988
3,085,000	Toyota Auto Receivables Owner Trust 2021-B	0.2600	11/17/25	3,077,028
3,000,000	World Omni Auto Receivables Trust 2019-B	3.0300	01/15/26	3,089,216
				14,794,560
	OTHER ABS — 1.7%
2,950,000	PFS Financing Corporation(a)	0.9700	02/15/26	2,968,889

	TOTAL ASSET BACKED SECURITIES (Cost $17,782,274)			17,763,449

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
	CMBS — 0.0%(b)
37,939	Freddie Mac Multifamily Structured Pass Through Certificates Series K-023 Class A-1	1.5830	04/25/22	38,066

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
196,247	Fannie Mae REMICS	3.0000	08/25/36	199,575
250,000	Fannie Mae REMICS	3.0000	12/25/40	257,717
93,743	Fannie Mae REMICS	3.0000	10/25/42	98,891
				556,183
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $574,357)			594,249

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.7%
	ASSET MANAGEMENT — 2.0%
3,475,000	Charles Schwab Corporation (The)(c)	SOFRRATE + 0.520%	0.5700	05/13/26	3,501,324

	BANKING — 12.4%
3,800,000	Bank of America Corporation(c)	US0003M + 0.870%	2.4560	10/22/25	3,972,183

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.7% (Continued)
	BANKING — 12.4% (Continued)
2,050,000	First Horizon Corporation		3.5500	05/26/23	$2,139,563
3,725,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.600%	0.6530	09/16/24	3,734,703
3,500,000	National Bank of Canada(c)	H15T1Y + 0.400%	0.5500	11/15/24	3,493,585
2,700,000	Regions Financial Corporation		2.2500	05/18/25	2,806,171
3,325,000	Royal Bank of Canada		1.1500	07/14/26	3,300,505
2,476,000	Synovus Financial Corporation		3.1250	11/01/22	2,532,512
					21,979,222
	ELEC & GAS MARKETING & TRADING — 1.0%
1,850,000	Southern Power Company		0.9000	01/15/26	1,815,008

	ELECTRIC UTILITIES — 16.0%
1,050,000	AES Corporation (The)		1.3750	01/15/26	1,036,481
3,200,000	Avangrid, Inc.		3.1500	12/01/24	3,412,041
1,990,000	CenterPoint Energy, Inc.(c)	SOFRRATE + 0.650%	0.7000	05/13/24	1,994,243
2,750,000	CMS Energy Corporation		3.8750	03/01/24	2,920,379
1,025,000	Georgia Power Company		3.2500	04/01/26	1,099,480
2,150,000	MidAmerican Energy Company		3.1000	05/01/27	2,338,649
1,700,000	National Rural Utilities Cooperative Finance		3.4000	11/15/23	1,794,613
800,000	NextEra Energy Capital Holdings, Inc.(c)	SOFRRATE + 0.540%	0.5900	03/01/23	803,649
2,500,000	NextEra Energy Capital Holdings, Inc.		3.1500	04/01/24	2,644,218
2,500,000	OGE Energy Corporation		0.7030	05/26/23	2,500,254
2,765,000	PPL Electric Utilities Corporation(c)	SOFRRATE + 0.330%	0.3800	06/24/24	2,767,654
1,700,000	TerraForm Power Operating, LLC(a)		4.2500	01/31/23	1,749,776
3,400,000	WEC Energy Group, Inc.		0.5500	09/15/23	3,400,110
					28,461,547
	ELECTRICAL EQUIPMENT — 1.9%
1,100,000	Lennox International, Inc.		1.3500	08/01/25	1,100,485
2,250,000	Roper Technologies, Inc.		3.6500	09/15/23	2,384,193
					3,484,678
	ENGINEERING & CONSTRUCTION — 3.0%
1,775,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,865,694
1,100,000	MasTec, Inc.(a)		4.5000	08/15/28	1,149,500

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.7% (Continued)
	ENGINEERING & CONSTRUCTION — 3.0% (Continued)
2,550,000	Quanta Services, Inc.		0.9500	10/01/24	$2,551,247
					5,566,441
	FOOD — 1.8%
2,875,000	Conagra Brands, Inc.		4.6000	11/01/25	3,231,863

	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
1,850,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,864,939

	HOME & OFFICE PRODUCTS — 1.1%
1,850,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,910,125

	HOME CONSTRUCTION — 2.2%
2,000,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	2,127,797
1,685,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,822,858
					3,950,655
	INDUSTRIAL SUPPORT SERVICES — 1.6%
2,636,000	United Rentals North America, Inc.		3.8750	11/15/27	2,764,505

	INSTITUTIONAL FINANCIAL SERVICES — 5.4%
3,025,000	Lazard Group, LLC		3.7500	02/13/25	3,267,437
3,975,000	Morgan Stanley(c)	SOFRRATE + 0.745%	0.8640	10/21/25	3,967,628
2,100,000	Nasdaq, Inc.		4.2500	06/01/24	2,276,246
					9,511,311
	INSURANCE — 3.9%
1,800,000	Aflac, Inc.		1.1250	03/15/26	1,799,502
2,500,000	Brown & Brown, Inc.		4.2000	09/15/24	2,720,153
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,431,161
1,000,000	Unum Group		4.0000	03/15/24	1,072,403
					7,023,219
	INTERNET MEDIA & SERVICES — 1.7%
925,000	VeriSign, Inc.		5.2500	04/01/25	1,052,539
1,900,000	VeriSign, Inc.		4.7500	07/15/27	2,000,985
					3,053,524

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.7% (Continued)
	MACHINERY — 0.6%
1,000,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	$1,036,450

	REAL ESTATE INVESTMENT TRUSTS — 6.7%
1,600,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,764,311
2,500,000	American Tower Corporation		3.3750	05/15/24	2,664,152
1,800,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	1,829,250
1,000,000	Highwoods Realty, L.P.		3.6250	01/15/23	1,029,562
2,550,000	Public Storage(c)	SOFRRATE + 0.470%	0.5200	04/23/24	2,554,108
2,000,000	Welltower, Inc.		2.7000	02/15/27	2,112,838
					11,954,221
	RETAIL - DISCRETIONARY — 4.3%
1,840,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,894,050
2,200,000	AutoZone, Inc.		2.8750	01/15/23	2,256,308
500,000	AutoZone, Inc.		3.2500	04/15/25	534,728
1,750,000	O’Reilly Automotive, Inc.		3.8500	06/15/23	1,834,799
1,100,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,133,000
					7,652,885
	TECHNOLOGY SERVICES — 1.1%
1,325,000	Verisk Analytics, Inc.		4.0000	06/15/25	1,459,740
500,000	Visa, Inc.		0.7500	08/15/27	486,882
					1,946,622
	TOTAL CORPORATE BONDS (Cost $120,691,974)				120,708,539

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.4%
	COMBINED UTILITIES — 1.0%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,854,967

	MULTI-FAMILY HOUSING — 0.6%
250,000	Maine State Housing Authority	0.3000	11/15/23	249,715
500,000	New York City Housing Development Corporation	1.9300	02/01/25	515,246
100,000	New York State Housing Finance Agency	0.5000	05/01/24	100,016
250,000	New York State Housing Finance Agency	2.2000	11/01/24	252,771

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.4% (Continued)
	MULTI-FAMILY HOUSING — 0.6% (Continued)
				$1,117,748
	OTHER — 0.3%
575,000	California Municipal Finance Authority	1.4860	11/01/22	580,465

	SINGLE-FAMILY HOUSING — 0.9%
95,000	Maryland Community Development Administration	3.2420	09/01/48	99,695
90,000	Massachusetts Housing Finance Agency	4.0000	06/01/39	95,354
250,000	Pennsylvania Housing Finance Agency	5.0000	10/01/22	261,505
495,000	Texas Department of Housing & Community Affairs	0.3000	01/01/23	494,334
600,000	Texas Department of Housing & Community Affairs	0.3500	07/01/23	599,148
				1,550,036
	STATE — 0.6%
200,000	State of Oregon	0.5020	05/01/22	200,416
200,000	State of Oregon	0.6550	05/01/23	201,220
300,000	State of Oregon	0.7950	05/01/24	302,196
300,000	State of Oregon	0.8950	05/01/25	302,019
				1,005,851
	TOTAL MUNICIPAL BONDS (Cost $6,082,597)			6,109,067

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.4%
	SUPRANATIONAL — 1.4%
2,300,000	European Investment Bank	2.5000	10/15/24	2,434,289

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,448,032)			2,434,289

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.6%
	AGENCY FIXED RATE — 7.7%
277,624	Fannie Mae Pool FM1944		5.5000	11/01/25	284,351
1,765,812	Fannie Mae Pool MA4264		2.0000	02/01/31	1,819,994
2,468,738	Fannie Mae Pool MA4284		1.5000	03/01/31	2,515,782
1,096,333	Fannie Mae Pool FM5377		4.0000	03/01/34	1,161,368

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.6% (Continued)
	AGENCY FIXED RATE — 7.7% (Continued)
2,159,021	Freddie Mac Pool RD5050		2.0000	02/01/31	$2,225,268
1,321,984	Freddie Mac Pool ZS9163		3.0000	09/01/33	1,413,394
43	Ginnie Mae I Pool 352081		7.0000	09/15/23	45
269	Ginnie Mae I Pool 335228		7.5000	12/15/23	272
312	Ginnie Mae I Pool 352837		6.5000	01/15/24	349
5,079	Ginnie Mae I Pool 460203		7.0000	04/15/28	5,184
1,902,805	Ginnie Mae II Pool MA6839		2.0000	09/20/35	1,964,813
2,064,087	Ginnie Mae II Pool MA7107		2.5000	01/20/36	2,169,920
					13,560,740
	AGENCY HYBRID ARMS — 0.0%(b)
19,345	Ginnie Mae II Pool 81113(c)	H15T1Y + 1.500%	2.1250	10/20/34	20,202
9,652	Ginnie Mae II Pool 82903(c)	H15T1Y + 1.500%	2.2500	08/20/41	10,094
					30,296
	ARMS — 0.0%(b)
2,002	Fannie Mae Pool 791573(c)	H15T1Y + 2.170%	2.1700	08/01/34	2,006
827	Freddie Mac Non Gold Pool 845590(c)	H15T1Y + 2.139%	2.2690	01/01/24	830
1,474	Freddie Mac Non Gold Pool 845965(c)	H15T1Y + 2.429%	2.5330	01/01/24	1,474
873	Ginnie Mae II Pool 8062(c)	H15T1Y + 1.500%	2.1250	10/20/22	876
983	Ginnie Mae II Pool 8228(c)	H15T1Y + 1.500%	2.2500	07/20/23	993
965	Ginnie Mae II Pool 8259(c)	H15T1Y + 1.500%	2.2500	08/20/23	975
845	Ginnie Mae II Pool 8375(c)	H15T1Y + 1.500%	2.0000	02/20/24	861
887	Ginnie Mae II Pool 8395(c)	H15T1Y + 1.500%	2.0000	03/20/24	903
435	Ginnie Mae II Pool 8410(c)	H15T1Y + 1.500%	1.8750	04/20/24	442
1,175	Ginnie Mae II Pool 8421(c)	H15T1Y + 1.500%	1.8750	05/20/24	1,203
1,618	Ginnie Mae II Pool 8503(c)	H15T1Y + 1.500%	2.2500	09/20/24	1,645
967	Ginnie Mae II Pool 8502(c)	H15T1Y + 1.500%	2.2500	09/20/24	980
1,170	Ginnie Mae II Pool 8565(c)	H15T1Y + 1.500%	2.1250	12/20/24	1,192
2,774	Ginnie Mae II Pool 8567(c)	H15T1Y + 1.500%	2.5000	12/20/24	2,802
5,600	Ginnie Mae II Pool 8595(c)	H15T1Y + 1.500%	2.0000	02/20/25	5,715
1,420	Ginnie Mae II Pool 8660(c)	H15T1Y + 1.500%	2.2500	07/20/25	1,460
13,796	Ginnie Mae II Pool 80524(c)	H15T1Y + 1.500%	2.2500	07/20/31	14,344
17,171	Ginnie Mae II Pool 80569(c)	H15T1Y + 1.500%	2.0000	01/20/32	17,891
2,238	Ginnie Mae II Pool 80659(c)	H15T1Y + 1.500%	2.1250	12/20/32	2,333
					58,925

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.6% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 3.7%
1,500,000	Federal Home Loan Mortgage Corporation	0.4000	02/26/24	$1,500,005
2,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	1,985,654
3,000,000	Federal National Mortgage Association	2.1250	04/24/26	3,159,069
				6,644,728
	GOVERNMENT SPONSORED — 3.2%
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,492,034
1,250,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	1,240,340
2,000,000	Federal Farm Credit Banks Funding Corporation	0.8500	11/03/25	1,995,611
				5,727,985
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $26,178,137)			26,022,674

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
291,022	First American Government Obligations Fund, Class U, 0.03% (Cost $291,022)(d)	291,022

	TOTAL INVESTMENTS — 97.6% (Cost $174,048,393)	$173,923,289
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%	(100,903)
	NET ASSETS - 100.0%	$178,222,386

LLC	- Limited Liability Company

LP	- Limited Partnership

REMIC	- Real Estate Mortgage Investment Conduit

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 18,628,630 or 10.5% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 43.5%
	APPAREL & TEXTILE PRODUCTS - 0.3%
17,200	VF Corporation	$1,152,228

	AUTOMOTIVE - 0.3%
15,600	Magna International, Inc.	1,173,744

	BANKING - 6.2%
141,200	First Horizon Corporation	2,300,148
39,400	First Republic Bank	7,599,472
96,607	Live Oak Bancshares, Inc.	6,147,103
19,100	Signature Bank	5,200,548
65,200	Synovus Financial Corporation	2,861,628
		24,108,899
	CHEMICALS - 1.4%
141,600	Element Solutions, Inc.	3,069,888
7,900	Sherwin-Williams Company (The)	2,209,867
		5,279,755
	COMMERCIAL SUPPORT SERVICES - 0.6%
6,500	Cintas Corporation	2,474,290

	DIVERSIFIED INDUSTRIALS - 2.1%
111,200	Pentair plc	8,076,456

	ELECTRIC UTILITIES - 4.1%
52,700	Brookfield Renewable Corporation	2,045,287
149,200	Clearway Energy, Inc.	4,516,284
72,000	NextEra Energy Partners, L.P.	5,425,920
47,900	NextEra Energy, Inc.	3,761,108
		15,748,599
	ELECTRICAL EQUIPMENT - 5.0%
278,600	nVent Electric plc	9,007,137
7,700	Roper Technologies, Inc.	3,435,201
42,700	Trane Technologies plc	7,372,155
		19,814,493

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 43.5% (Continued)
	HOME CONSTRUCTION - 1.3%
59,800	DR Horton, Inc.	$5,021,406

	INDUSTRIAL REIT - 3.3%
66,600	Prologis, Inc.	8,353,638
81,700	Rexford Industrial Realty, Inc.	4,636,475
		12,990,113
	INFRASTRUCTURE REIT - 1.8%
40,300	Crown Castle International Corporation	6,984,796

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
24,200	Nasdaq, Inc.	4,671,084

	MACHINERY - 0.8%
14,500	IDEX Corporation	3,000,775

	MEDICAL EQUIPMENT & DEVICES - 4.1%
56,900	Agilent Technologies, Inc.	8,963,457
34,400	STERIS plc	7,027,232
		15,990,689
	RESIDENTIAL REIT - 1.6%
77,800	Equity LifeStyle Properties, Inc.	6,076,180

	RETAIL - DISCRETIONARY - 1.0%
18,600	Lowe’s Companies, Inc.	3,773,196

	SEMICONDUCTORS - 4.9%
50,300	Entegris, Inc.	6,332,770
23,500	KLA Corporation	7,860,985
43,100	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,812,115
		19,005,870
	SPECIALTY REIT - 1.6%
116,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,246,464

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	COMMON STOCKS — 43.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
18,000	Old Dominion Freight Line, Inc.			$5,147,640

	WHOLESALE - CONSUMER STAPLES - 0.6%
30,898	Sysco Corporation			2,425,493

	TOTAL COMMON STOCKS (Cost $136,670,829)			169,162,170

Shares				Fair Value
	PREFERRED STOCKS — 3.3%
	AUTOMOTIVE - 1.4%
32,000	Aptiv plc			5,401,542

	ELECTRIC UTILITIES - 1.9%
45,100	AES Corporation (The)			4,347,640
64,150	Algonquin Power & Utilities Corporation			3,106,143
				7,453,783

	TOTAL PREFERRED STOCKS (Cost $11,902,625)			12,855,325

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.4%
	AUTO LOAN — 2.0%
1,425,000	CarMax Auto Owner Trust 2020-4	1.3000	08/17/26	1,443,526
750,000	CarMax Auto Owner Trust 2021-2	1.3400	02/16/27	748,973
550,000	GM Financial Consumer Automobile Receivables Trust 2021-2	1.2800	01/19/27	552,646
665,000	Tesla Auto Lease Trust 2021-A(a)	0.5600	03/20/25	666,540
2,550,000	Toyota Auto Receivables Owner Trust 2021-B	0.2600	11/17/25	2,543,410
1,500,000	World Omni Auto Receivables Trust 2019-B	3.0300	01/15/26	1,544,607
				7,499,702
	OTHER ABS — 0.4%
1,700,000	PFS Financing Corporation(a)	0.9700	02/15/26	1,710,885

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.4% (Continued)
	TOTAL ASSET BACKED SECURITIES (Cost $9,215,303)				$9,210,587

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
	CMBS — 0.6%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates		2.9390	04/25/29	1,096,131
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K- G02 A-2		2.4120	08/25/29	1,058,732
					2,154,863
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,048,215)				2,154,863

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 4.4%
	BIOTECH & PHARMA — 0.5%
1,700,000	Guardant Health, Inc.(a),(b)		—	11/15/27	1,955,000

	RENEWABLE ENERGY — 1.1%
4,463,000	Enphase Energy, Inc.(a),(b)		—	03/01/26	4,184,063

	SOFTWARE — 2.8%
5,910,000	Palo Alto Networks, Inc.		0.7500	07/01/23	10,755,609

	TOTAL CONVERTIBLE BONDS (Cost $13,839,287)				16,894,672

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5%
	ASSET MANAGEMENT — 1.2%
1,800,000	Calvert Impact Capital, Inc.(c)		0.5000	11/15/21	1,800,000
2,725,000	Charles Schwab Corporation (The)(d)	SOFRRATE + 0.520%	0.5700	05/13/26	2,745,642
					4,545,642

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	AUTOMOTIVE — 0.4%
1,600,000	Dana, Inc.		4.2500	09/01/30	$1,647,520

	BANKING — 4.4%
3,375,000	Bank of America Corporation(d)	US0003M + 0.870%	2.4560	10/22/25	3,527,926
2,575,000	First Horizon Corporation		3.5500	05/26/23	2,687,499
3,525,000	JPMorgan Chase & Company(d)	SOFRRATE + 0.600%	0.6530	09/16/24	3,534,182
3,300,000	National Bank of Canada(d)	H15T1Y + 0.400%	0.5500	11/15/24	3,293,952
500,000	Regions Financial Corporation		2.2500	05/18/25	519,661
2,115,000	Royal Bank of Canada		1.1500	07/14/26	2,099,419
1,400,000	Synovus Financial Corporation		3.1250	11/01/22	1,431,953
					17,094,592
	CONSTRUCTION MATERIALS — 0.1%
300,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	313,749

	CONTAINERS & PACKAGING — 0.3%
1,000,000	TriMas Corporation(a)		4.1250	04/15/29	1,024,730

	ELEC & GAS MARKETING & TRADING — 0.6%
2,250,000	Southern Power Company		0.9000	01/15/26	2,207,442

	ELECTRIC UTILITIES — 5.5%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,219,099
2,350,000	Avangrid, Inc.		3.1500	12/01/24	2,505,717
500,000	CenterPoint Energy, Inc.(d)	SOFRRATE + 0.650%	0.7000	05/13/24	501,066
2,025,000	CMS Energy Corporation		3.8750	03/01/24	2,150,461
2,500,000	Dominion Energy, Inc.		2.2500	08/15/31	2,487,166
350,000	Duke Energy Carolinas, LLC		3.3500	05/15/22	356,723
600,000	Duke Energy Florida, LLC		2.5000	12/01/29	620,502
1,100,000	MidAmerican Energy Company		3.1000	05/01/27	1,196,518
925,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	859,179
315,000	NextEra Energy Capital Holdings, Inc.(d)	SOFRRATE + 0.540%	0.5900	03/01/23	316,437
3,000,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,001,147

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	ELECTRIC UTILITIES — 5.5% (Continued)
1,975,000	PPL Electric Utilities Corporation(d)	SOFRRATE + 0.330%	0.3800	06/24/24	$1,976,896
1,340,000	TerraForm Power Operating, LLC(a)		5.0000	01/31/28	1,442,175
1,210,000	WEC Energy Group, Inc.		0.5500	09/15/23	1,210,039
1,725,000	Wisconsin Power and Light Company		1.9500	09/16/31	1,697,032
					21,540,157
	ELECTRICAL EQUIPMENT — 0.4%
975,000	Lennox International, Inc.		1.3500	08/01/25	975,429
350,000	Roper Technologies, Inc.		3.8000	12/15/26	388,846
					1,364,275
	ENGINEERING & CONSTRUCTION — 1.4%
1,385,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,455,767
1,675,000	MasTec, Inc.(a)		4.5000	08/15/28	1,750,375
2,550,000	Quanta Services, Inc.		0.9500	10/01/24	2,551,248
					5,757,390
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
1,675,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,688,526

	HEALTH CARE FACILITIES & SERVICES — 0.4%
1,325,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	1,376,344

	HOME & OFFICE PRODUCTS — 0.4%
1,410,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,455,825

	HOME CONSTRUCTION — 1.6%
1,500,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	1,595,847
1,000,000	KB Home		6.8750	06/15/27	1,196,250
1,000,000	M/I Homes, Inc.(a)		3.9500	02/15/30	1,006,635
800,000	Meritage Homes Corporation		6.0000	06/01/25	905,000
1,335,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,444,223
					6,147,955
	INDUSTRIAL SUPPORT SERVICES — 0.1%
500,000	United Rentals North America, Inc.		4.8750	01/15/28	529,260

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
2,000,000	Lazard Group, LLC		3.7500	02/13/25	$2,160,289
3,625,000	Morgan Stanley(d)	SOFRRATE + 0.745%	0.8640	10/21/25	3,618,277
1,000,000	Nasdaq, Inc.		4.2500	06/01/24	1,083,927
					6,862,493
	INSURANCE — 1.9%
1,015,000	Aflac, Inc.		1.1250	03/15/26	1,014,719
2,000,000	Brown & Brown, Inc.		4.2000	09/15/24	2,176,123
2,000,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	2,008,647
750,000	Reinsurance Group of America, Inc.		3.9500	09/15/26	830,295
1,084,000	Unum Group		4.0000	03/15/24	1,162,485
					7,192,269
	INTERNET MEDIA & SERVICES — 0.5%
1,875,000	VeriSign, Inc.		5.2500	04/01/25	2,133,525

	MACHINERY — 0.8%
1,575,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,632,409
1,375,000	Xylem, Inc.		1.9500	01/30/28	1,383,505
					3,015,914
	MEDICAL EQUIPMENT & DEVICES — 0.3%
1,350,000	Hill-Rom Holdings, Inc.(a)		4.3750	09/15/27	1,413,315

	REAL ESTATE INVESTMENT TRUSTS — 2.5%
975,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,075,127
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,807,518
1,650,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	1,676,813
985,000	Prologis, L.P.		1.2500	10/15/30	922,113
910,000	Public Storage(d)	SOFRRATE + 0.470%	0.5200	04/23/24	911,466
2,250,000	Welltower, Inc.		2.7000	02/15/27	2,376,942
					9,769,979
	RETAIL - DISCRETIONARY — 1.0%
1,575,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,621,266
1,420,000	Builders FirstSource, Inc.(a)		4.2500	02/01/32	1,451,989
925,000	Penske Automotive Group, Inc.		3.5000	09/01/25	952,750

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.5% (Continued)
	RETAIL - DISCRETIONARY — 1.0% (Continued)
					$4,026,005
	SEMICONDUCTORS — 0.7%
1,185,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	1,270,913
1,425,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,459,656
					2,730,569
	SOFTWARE — 0.2%
700,000	Open Text Corporation(a)		5.8750	06/01/26	725,375

	TECHNOLOGY SERVICES — 0.2%
900,000	Visa, Inc.		0.7500	08/15/27	876,388

	WHOLESALE - CONSUMER STAPLES — 0.4%
1,425,000	Sysco Corporation		2.4000	02/15/30	1,446,540

	TOTAL CORPORATE BONDS (Cost $106,657,355)				106,885,779

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.8%
	COMBINED UTILITIES — 0.5%
1,475,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,794,149

	COUNTY — 0.0%(e)
150,000	City & County of Honolulu, HI		2.5180	10/01/26	158,796

	MULTI-FAMILY HOUSING — 0.2%
500,000	New York City Housing Development Corporation		1.3500	11/01/26	509,583
100,000	New York State Housing Finance Agency		0.6500	05/01/25	99,585
					609,168
	OTHER — 0.1%
425,000	California Municipal Finance Authority		1.4860	11/01/22	429,039

	RESOURCE RECOVERY — 0.0%(e)
100,000	City of Napa, CA Solid Waste Revenue		2.3300	08/01/25	104,426

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.8% (Continued)
	SINGLE-FAMILY HOUSING — 0.2%
200,000	Pennsylvania Housing Finance Agency	5.0000	04/01/23	$213,606
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	504,268
				717,874
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	201,346
250,000	State of Oregon	1.1850	05/01/26	252,029
500,000	State of Oregon	1.3150	05/01/27	501,948
				955,323
	WATER AND SEWER — 0.6%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	2,000,443
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	220,675
				2,221,118
	TOTAL MUNICIPAL BONDS (Cost $6,971,835)			6,989,893

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.4%
	SUPRANATIONAL — 0.4%
1,325,000	European Investment Bank	2.5000	10/15/24	1,402,362

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,389,987)			1,402,362

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.1%
	AGENCY FIXED RATE — 9.1%
208,826	Fannie Mae Pool FM1944	5.5000	11/01/25	213,885
562,023	Fannie Mae Pool MA2915	3.0000	02/01/27	590,903
1,319,196	Fannie Mae Pool MA4263	1.5000	02/01/31	1,344,329
1,391,470	Fannie Mae Pool MA4284	1.5000	03/01/31	1,417,986
888,758	Fannie Mae Pool FM3333	2.0000	06/01/35	916,028
686,881	Fannie Mae Pool MA4095	2.0000	08/01/35	707,957
1,050,435	Fannie Mae Pool MA4154	1.5000	10/01/35	1,061,753

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.1% (Continued)
	AGENCY FIXED RATE — 9.1% (Continued)
1,805,577	Fannie Mae Pool MA4260	1.5000	02/01/36	$1,825,042
580,496	Fannie Mae Pool BM5466	2.5000	10/01/43	604,231
96,187	Fannie Mae Pool AL7767	4.5000	06/01/44	107,352
596,494	Fannie Mae Pool BM5975	3.0000	12/01/45	640,460
517,171	Fannie Mae Pool MA2806	3.0000	11/01/46	546,617
520,295	Fannie Mae Pool BM5976	3.0000	02/01/47	554,770
1,227,847	Fannie Mae Pool BP5878	2.5000	06/01/50	1,267,138
1,795,897	Fannie Mae Pool MA4096	2.5000	08/01/50	1,852,802
1,921,091	Fannie Mae Pool MA4306	2.5000	04/01/51	1,981,964
1,943,070	Fannie Mae Pool MA4326	2.5000	05/01/51	2,004,639
2,626,353	Fannie Mae Pool MA4327	3.0000	05/01/51	2,751,395
2,247,002	Fannie Mae Pool MA4356	2.5000	06/01/51	2,318,203
2,704,991	Fannie Mae Pool MA4379	2.5000	07/01/51	2,790,703
122,112	Freddie Mac Gold Pool G16544	4.0000	05/01/32	129,641
1,077,172	Freddie Mac Pool ZS9163	3.0000	09/01/33	1,151,654
1,887,401	Freddie Mac Pool SB8106	1.5000	06/01/36	1,907,325
869,760	Freddie Mac Pool ZS9382	3.0000	09/01/43	938,095
829,573	Freddie Mac Pool SD8089	2.5000	07/01/50	855,860
1,786,026	Freddie Mac Pool SD8122	2.5000	01/01/51	1,842,619
2,218,633	Freddie Mac Pool RA5696	2.5000	08/01/51	2,289,537
526,461	Ginnie Mae II Pool MA3375	3.0000	01/20/46	554,078
				35,166,966
	GOVERNMENT OWNED, NO GUARANTEE — 2.1%
1,000,000	Federal Home Loan Mortgage Corporation	0.3200	11/02/23	1,000,177
2,125,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	2,124,374
1,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	992,827
1,000,000	Federal National Mortgage Association	0.3100	02/02/24	998,163
3,000,000	Federal National Mortgage Association	2.1250	04/24/26	3,159,070
				8,274,611
	GOVERNMENT SPONSORED — 0.9%
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,492,034
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	992,272

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.1% (Continued)
	GOVERNMENT SPONSORED — 0.9% (Continued)
				$3,484,306
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $46,977,108)			46,925,883

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
102,085	Fidelity Government Portfolio, Institutional Class, 0.01%(f)			102,085
2,312,462	First American Government Obligations Fund, Class U, 0.03%(f)			2,312,462
	TOTAL MONEY MARKET FUNDS (Cost $2,414,547)			2,414,547

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,414,547)			2,414,547

	TOTAL INVESTMENTS - 96.6% (Cost $338,087,091)			$374,896,081
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%			13,328,216
	NET ASSETS - 100.0%			$388,224,297

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 33,113,954 or 8.5% of net assets.

(b)	Zero coupon bond.

(c)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $1,800,000, representing 0.5% of net assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2021.